Offerings	Sep. 03, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issued in the Private Placement
Amount Registered | shares	5,013,559
Proposed Maximum Offering Price per Unit | $ / shares	2.91
Maximum Aggregate Offering Price	$ 14,589,456.69
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,014.8
Offering Note

(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.

(2)
Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Common Stock reported on the Nasdaq Capital Market on August 27, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable upon exercise of the Pre-Funded Warrants
Amount Registered | shares	4,361,440
Proposed Maximum Offering Price per Unit | $ / shares	2.91
Maximum Aggregate Offering Price	$ 12,691,790.4
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,752.74
Offering Note

(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.

(2)
Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Common Stock reported on the Nasdaq Capital Market on August 27, 2026.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable upon exercise of the Common Warrants
Amount Registered | shares	9,374,999
Proposed Maximum Offering Price per Unit | $ / shares	2.91
Maximum Aggregate Offering Price	$ 27,281,247.09
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,767.54
Offering Note

(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.

(2)
Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Common Stock reported on the Nasdaq Capital Market on August 27, 2026.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable upon exercise of the Milestone Warrants
Amount Registered | shares	9,374,999
Proposed Maximum Offering Price per Unit | $ / shares	2.91
Maximum Aggregate Offering Price	$ 27,281,247.09
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,767.54
Offering Note

(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.

(2)
Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Common Stock reported on the Nasdaq Capital Market on August 27, 2026.